Nov. 01, 2021
American Century Quantitative Equity Funds Prospectus | DISCIPLINED GROWTH FUND
Disciplined Growth Fund
Investment Objective
The fund seeks long-term capital growth.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)
	Investor	I	Y	A	C	R	R5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None	None	None	None¹	1.00%	None	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	I	Y	A	C	R	R5
Management Fee	1.00%	0.80%	0.75%	1.00%	1.00%	1.00%	0.80%
Distribution and Service (12b-1) Fees	None	None	None	0.25%	1.00%	0.50%	None
Other Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.01%	0.81%	0.76%	1.26%	2.01%	1.51%	0.81%
Fee Waiver[2]	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses After Fee Waiver	1.00%	0.80%	0.75%	1.25%	2.00%	1.50%	0.80%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$102	$321	$558	$1,235
I Class	$82	$258	$449	$1,001
Y Class	$77	$242	$422	$942
A Class	$695	$951	$1,227	$2,009
C Class	$203	$631	$1,083	$2,141
R Class	$153	$477	$824	$1,799
R5 Class	$82	$258	$449	$1,001

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 189% of the average value of its portfolio.
Principal Investment Strategies
In selecting stocks for the fund, the portfolio managers initially identify an eligible universe of growth stocks then use quantitative and qualitative management techniques in a multi-step process. First, the managers rank stocks, primarily large capitalization, publicly traded U.S. companies from most attractive to least attractive based on an objective set of measures, including valuation, quality, growth, and sentiment. The portfolio managers then review the output of the quantitative model and also consider other factors such as economic events, corporate announcements, risk management, transaction costs and liquidity, to build a portfolio that they believe will provide a balance between risk and return.
The portfolio managers generally sell a stock when they believe it has become less attractive relative to other opportunities, its risk characteristics outweigh its return opportunity or specific events alter its prospects.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. This may cause higher transaction costs and may affect performance. It may also result in the realization and distribution of capital gains.

Principal Risks
•Style Risk – If at any time the market is not favoring the fund’s quantitative investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.
•Investment Process Risk – Stocks selected by the portfolio managers using quantitative models may perform differently than expected due to the portfolio managers’ judgments regarding the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues with the construction and implementation of the models (including, for example, data problems and/or software or other implementation issues). There is no guarantee that the use of the quantitative model will result in effective investment decisions for the fund. Additionally, the commonality of portfolio holdings across quantitative investment managers may amplify losses.
•Benchmark Correlation Risk – The fund’s performance will be similar to the performance of its benchmark, the Russell 1000® Growth Index. If the fund’s benchmark goes down, it is likely that the fund’s performance will go down. Additionally, because benchmark sector weights influence the fund’s sector exposure, the fund may be more heavily weighted in one or more economic sectors, including information technology.
•Growth Stocks Risk  – Investments in growth stocks may be more volatile than other stocks and the overall stock market. These stocks are typically priced higher than other stocks because of their growth potential, which may or may not be realized.
•Public Health Emergency Risk – A pandemic, caused by the infectious respiratory illness COVID-19, is causing market disruption and other economic impacts. Markets have experienced volatility, reduced liquidity, and increased trading costs. These events may continue to impact the fund and its underlying investments.
•Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
•Price Volatility Risk – The value of the fund’s shares may fluctuate significantly in the short term.
•Redemption Risk – The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.
•Principal Loss Risk – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (2Q 2020): 26.83% Lowest Performance Quarter (4Q 2018): -16.91%
As of September 30, 2021, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 11.60%.

Average Annual Total Returns For the calendar year ended December 31, 2020

Average Annual Total Returns For the calendar year ended December 31, 2020	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class Return Before Taxes	33.13%	17.41%	14.79%	—	09/30/2005
Return After Taxes on Distributions	27.51%	14.39%	12.88%	—	09/30/2005
Return After Taxes on Distributions and Sale of Fund Shares	22.74%	13.31%	11.87%	—	09/30/2005
I Class Return Before Taxes	33.37%	17.64%	15.02%	—	09/30/2005
Y Class Return Before Taxes	33.44%	—	—	18.97%	04/10/2017
A Class Return Before Taxes	25.14%	15.74%	13.83%	—	09/30/2005
C Class[1] Return Before Taxes	31.81%	16.24%	13.82%	—	09/28/2007
R Class Return Before Taxes	32.40%	16.82%	14.22%	—	09/30/2005
R5 Class[2] Return Before Taxes	33.35%	17.64%	15.02%	—	04/10/2017
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	38.49%	20.97%	17.19%	—	—

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
American Century Quantitative Equity Funds Prospectus | EQUITY GROWTH FUND
Equity Growth Fund
Investment Objective
The fund seeks long-term capital growth by investing in common stocks.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 12 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)
	Investor	I	A	C	R	R5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None	None	None¹	1.00%	None	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	I	A	C	R	R5
Management Fee	0.65%	0.45%	0.65%	0.65%	0.65%	0.45%
Distribution and Service (12b-1) Fees	None	None	0.25%	1.00%	0.50%	None
Other Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.66%	0.46%	0.91%	1.66%	1.16%	0.46%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$68	$212	$368	$823
I Class	$47	$148	$258	$580
A Class	$663	$849	$1,050	$1,630
C Class	$169	$524	$903	$1,764
R Class	$118	$369	$639	$1,409
R5 Class	$47	$148	$258	$580

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 186% of the average value of its portfolio.
Principal Investment Strategies
In selecting stocks for the fund, the portfolio managers use quantitative and qualitative management techniques in a multi-step process. First, the managers rank stocks, primarily large capitalization, publicly traded U.S. companies from most attractive to least attractive based on an objective set of measures, including valuation, quality, growth, and sentiment. The portfolio managers then review the output of the quantitative model and also consider other factors, such as economic events, corporate announcements, risk management, transaction costs, and liquidity, to build a portfolio that they believe will provide a balance between risk and return.
Under normal market conditions, at least 80% of the fund’s net assets will be invested in equity securities.
The portfolio managers generally sell a stock when they believe it has become less attractive relative to other opportunities, its risk characteristics outweigh its return opportunity or specific events alter its prospects.

Principal Risks
•Style Risk — If at any time the market is not favoring the fund’s quantitative investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.
•Investment Process Risk — Stocks selected by the portfolio managers using quantitative models may perform differently than expected due to the portfolio managers’ judgments regarding the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues with the construction and implementation of the models (including, for example, data problems and/or software or other implementation issues). There is no guarantee that the use of the quantitative model will result in effective investment decisions for the fund. Additionally, the commonality of portfolio holdings across quantitative investment managers may amplify losses.
•Benchmark Correlation Risk — The fund’s performance will be similar to the performance of its benchmark, the S&P 500® Index. If the fund’s benchmark goes down, it is likely that the fund’s performance will go down.
•Public Health Emergency Risk — A pandemic, caused by the infectious respiratory illness COVID-19, is causing market disruption and other economic impacts. Markets have experienced volatility, reduced liquidity, and increased trading costs. These events may continue to impact the fund and its underlying investments.
•Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
•Price Volatility Risk — The value of the fund’s shares may fluctuate significantly in the short term.
•Redemption Risk — The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.
•Principal Loss Risk — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (2Q 2020): 20.36% Lowest Performance Quarter (1Q 2020): -18.95%
As of September 30, 2021, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 15.57%.

Average Annual Total ReturnsFor the calendar year ended December 31, 2020

Average Annual Total Returns For the calendar year ended December 31, 2020	1 year	5 years	10 years
Investor Class Return Before Taxes	14.50%	13.02%	12.41%
Return After Taxes on Distributions	11.36%	10.55%	10.35%
Return After Taxes on Distributions and Sale of Fund Shares	10.72%	9.95%	9.76%
I Class Return Before Taxes	14.74%	13.25%	12.64%
A Class Return Before Taxes	7.67%	11.41%	11.48%
C Class[1] Return Before Taxes	13.37%	11.90%	11.46%
R Class Return Before Taxes	13.94%	12.46%	11.85%
R5 Class[2] Return Before Taxes	14.74%	13.25%	12.64%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	18.40%	15.20%	13.87%

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
American Century Quantitative Equity Funds Prospectus | GLOBAL GOLD FUND
Global Gold Fund
Investment Objective
The fund seeks to realize a total return (capital growth and dividends) consistent with investment in securities of companies that are engaged in mining, processing, fabricating or distributing gold or other precious metals throughout the world.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 12 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)
	Investor	I	A	C	R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None	None	None¹	1.00%	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	I	A	C	R
Management Fee	0.65%	0.45%	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees	None	None	0.25%	1.00%	0.50%
Other Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.67%	0.47%	0.92%	1.67%	1.17%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$69	$215	$374	$835
I Class	$48	$151	$264	$592
A Class	$664	$852	$1,056	$1,641
C Class	$170	$527	$908	$1,775
R Class	$119	$372	$644	$1,420

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 105% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the fund invests at least 80% of its net assets in companies that are engaged in mining, processing, fabricating, distributing, exploring for or otherwise dealing in gold. The fund may change this 80% policy only upon 60 days’ prior written notice to shareholders. In selecting stocks for the fund, the portfolio managers use quantitative and qualitative management techniques in a multi-step process. First, the managers rank stocks from most attractive to least attractive based on an objective set of measures, including valuation, quality, and sentiment. The portfolio managers then review the output of the quantitative model and also consider other factors, such as economic events, corporate announcements, risk management, transaction costs, and liquidity, to build a portfolio that they believe will provide a balance between risk and return.
The portfolio managers generally sell a stock when they believe it has become less attractive relative to other opportunities, its risk characteristics outweigh its return opportunity or specific events alter its prospects.

Principal Risks
•Gold Stocks Risk — Gold stocks are generally considered speculative because of high share price volatility. The price of gold will likely impact the value of the companies in which the fund invests. The price of gold will fluctuate, sometimes considerably. Though many investors believe that gold investments hedge against inflation, currency devaluations and stock market declines, there is no guarantee that these historical inverse relationships will continue.
•Nondiversification Risk — The fund is classified as nondiversified. A nondiversified fund may invest a greater percentage of its assets in a smaller number of securities than a diversified fund. This gives the managers the flexibility to hold large positions in a small number of securities. If so, a price change in any one of those securities may have a greater impact on the fund’s share price than would be the case in a diversified fund and the fund may be more volatile than if it was diversified.
•Concentration Risk — The fund concentrates its investments in a specific area and therefore may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries.
•Foreign Securities Risk — The fund invests primarily in foreign securities, which are generally riskier than U.S. stocks. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.
•Emerging Markets Risk —Investing in securities of companies located in emerging market countries generally is riskier than investing in securities of companies located in foreign developed countries.
•Currency Risk — Because the fund invests in securities denominated in foreign currencies, the fund is subject to currency risk, meaning that the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.
•Single Country Risk — Investing a significant portion of assets in one country or region, such as Canada, makes the fund more dependent upon the political and economic circumstances of that particular country or region than a mutual fund that is more widely diversified.
•Public Health Emergency Risk — A pandemic, caused by the infectious respiratory illness COVID-19, is causing market disruption and other economic impacts. Markets have experienced volatility, reduced liquidity, and increased trading costs. These events may continue to impact the fund and its underlying investments.
•Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
•Price Volatility Risk — The value of the fund’s shares may fluctuate significantly in the short term.
•Principal Loss Risk — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The table also shows returns for the NYSE Arca Gold Miners Index, which is a modified market capitalization-weighted index comprised of publicly traded companies involved primarily in mining for gold and silver. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (2Q 2020): 53.65% Lowest Performance Quarter (2Q 2013): -34.50%
As of September 30, 2021, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was -17.12%.

Average Annual Total ReturnsFor the calendar year ended December 31, 2020

Average Annual Total Returns For the calendar year ended December 31, 2020	1 year	5 years	10 years
Investor Class Return Before Taxes	18.94%	20.73%	-4.47%
Return After Taxes on Distributions	18.83%	19.66%	-5.10%
Return After Taxes on Distributions and Sale of Fund Shares	11.38%	16.37%	-3.37%
I Class Return Before Taxes	19.15%	20.97%	-4.27%
A Class Return Before Taxes	11.77%	19.02%	-5.27%
C Class[1] Return Before Taxes	17.78%	19.53%	-5.26%
R Class Return Before Taxes	18.25%	20.14%	-4.94%
MSCI World Index (reflects no deduction for fees, expenses or taxes)	15.90%	12.18%	9.86%
NYSE Arca Gold Miners Index (reflects no deduction for fees, expenses or taxes)	24.09%	22.72%	-3.99%

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
American Century Quantitative Equity Funds Prospectus | DISCIPLINED CORE VALUE FUND
Disciplined Core Value Fund
Investment Objective
The fund seeks long-term capital growth by investing in common stocks.
Income is a secondary objective.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 12 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)
	Investor	I	A	C	R	R5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None	None	None¹	1.00%	None	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	I	A	C	R	R5
Management Fee	0.65%	0.45%	0.65%	0.65%	0.65%	0.45%
Distribution and Service (12b-1) Fees	None	None	0.25%	1.00%	0.50%	None
Other Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.66%	0.46%	0.91%	1.66%	1.16%	0.46%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$68	$212	$368	$823
I Class	$47	$148	$258	$580
A Class	$663	$849	$1,050	$1,630
C Class	$169	$524	$903	$1,764
R Class	$118	$369	$639	$1,409
R5 Class	$47	$148	$258	$580

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 240% of the average value of its portfolio.
Principal Investment Strategies
In selecting stocks for the fund, the portfolio managers use quantitative and qualitative management techniques in a multi-step process. The managers evaluate stocks, primarily large capitalization, publicly traded U.S. companies based on an objective set of measures, including valuation, quality, growth, and sentiment. The portfolio managers then review the output of the quantitative model and also consider other factors, such as economic events, corporate announcements, risk management, transaction costs, and liquidity, to build a portfolio that they believe will provide a balance between risk and return. They also attempt to create a dividend yield that will be greater than that of the S&P 500® Index.
The portfolio managers generally sell a stock when they believe it has become less attractive relative to other opportunities, its risk characteristics outweigh its return opportunity or specific events alter its prospects.

Principal Risks
•Style Risk – If at any time the market is not favoring the fund’s quantitative investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.
•Investment Process Risk – Stocks selected by the portfolio managers using quantitative models may perform differently than expected due to the portfolio managers’ judgments regarding the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues with the construction and implementation of the models (including, for example, data problems and/or software or other implementation issues). There is no guarantee that the use of the quantitative model will result in effective investment decisions for the fund. Additionally, the commonality of portfolio holdings across quantitative investment managers may amplify losses.
•Benchmark Correlation Risk – The fund’s performance will be similar to the performance of its benchmark, the S&P 500® Index. If the fund’s benchmark goes down, it is likely that the fund’s performance will go down.
•Low Dividend Yield Risk – Although current income is an objective of the fund, if the stocks that make up the S&P 500® Index do not have a high dividend yield, then the fund’s dividend yield will not be high.
•Public Health Emergency Risk – A pandemic, caused by the infectious respiratory illness COVID-19, is causing market disruption and other economic impacts. Markets have experienced volatility, reduced liquidity, and increased trading costs. These events may continue to impact the fund and its underlying investments.
•Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
•Price Volatility Risk  – The value of the fund’s shares may fluctuate significantly in the short term.
•Redemption Risk – The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.
•Principal Loss Risk  – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Calendar Year Total Returns

Highest Performance Quarter (2Q 2020): 17.86% Lowest Performance Quarter (1Q 2020): -20.72%
As of September 30, 2021, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 15.79%.

Average Annual Total ReturnsFor the calendar year ended December 31, 2020

Average Annual Total Returns For the calendar year ended December 31, 2020	1 year	5 years	10 years
Investor Class Return Before Taxes	11.88%	12.08%	11.63%
Return After Taxes on Distributions	8.03%	9.68%	9.86%
Return After Taxes on Distributions and Sale of Fund Shares	9.63%	9.19%	9.23%
I Class Return Before Taxes	12.11%	12.31%	11.86%
A Class Return Before Taxes	5.18%	10.49%	10.70%
C Class[1] Return Before Taxes	10.77%	10.97%	10.69%
R Class Return Before Taxes	11.30%	11.52%	11.08%
R5 Class[2] Return Before Taxes	12.11%	12.31%	11.86%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	2.80%	9.73%	10.49%

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
American Century Quantitative Equity Funds Prospectus | NT DISCIPLINED GROWTH FUND
NT Disciplined Growth
Investment Objective
The fund seeks long-term capital growth.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	G
Management Fee	1.00%	0.80%
Distribution and Service (12b-1) Fees	None	None
Other Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.01%	0.81%
Fee Waiver[1]	0.01%	0.80%²
Total Annual Fund Operating Expenses After Fee Waiver	1.00%	0.01%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$102	$321	$558	$1,235
G Class	$1	$3	$6	$13

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 191% of the average value of its portfolio.
Principal Investment Strategies
In selecting stocks for the fund, the portfolio managers initially identify an eligible universe of growth stocks then use quantitative and qualitative management techniques in a multi-step process. First, the managers rank stocks, primarily large capitalization, publicly traded U.S. companies from most attractive to least attractive based on an objective set of measures, including valuation, quality, growth, and sentiment. The portfolio managers then review the output of the quantitative model and also consider other factors such as economic events, corporate announcements, risk management, transaction costs and liquidity, to build a portfolio that they believe will provide a balance between risk and return.
The portfolio managers generally sell a stock when they believe it has become less attractive relative to other opportunities, its risk characteristics outweigh its return opportunity or specific events alter its prospects.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. This may cause higher transaction costs and may affect performance. It may also result in the realization and distribution of capital gains.

Principal Risks
•Style Risk – If at any time the market is not favoring the fund’s quantitative investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.
•Investment Process Risk – Stocks selected by the portfolio managers using quantitative models may perform differently than expected due to the portfolio managers’ judgments regarding the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues with the construction and implementation of the models (including, for example, data problems and/or software or other implementation issues). There is no guarantee that the use of the quantitative model will result in effective investment decisions for the fund. Additionally, the commonality of portfolio holdings across quantitative investment managers may amplify losses.
•Benchmark Correlation Risk – The fund’s performance will be similar to the performance of its benchmark, the Russell 1000® Growth Index. If the fund’s benchmark goes down, it is likely that the fund’s performance will go down. Additionally, because benchmark sector weights influence the fund’s sector exposure, the fund may be more heavily weighted in one or more economic sectors, including information technology.
•Growth Stocks Risk  – Investments in growth stocks may be more volatile than other stocks and the overall stock market. These stocks are typically priced higher than other stocks because of their growth potential, which may or may not be realized.
•Public Health Emergency Risk – A pandemic, caused by the infectious respiratory illness COVID-19, is causing market disruption and other economic impacts. Markets have experienced volatility, reduced liquidity, and increased trading costs. These events may continue to impact the fund and its underlying investments.
•Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
•Price Volatility Risk  – The value of the fund’s shares may fluctuate significantly in the short term.
•Redemption Risk – The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.
•Principal Loss Risk – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Calendar Year Total Returns

Highest Performance Quarter (2Q 2020): 26.71% Lowest Performance Quarter (4Q 2018): -16.79% As of September 30, 2021, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 11.45%.
Average Annual Total Returns For the calendar year ended December 31, 2020

Average Annual Total Returns For the calendar year ended December 31, 2020	1 year	5 year	Since Inception	Inception Date
Investor Class Return Before Taxes	32.87%	17.38%	13.89%	03/19/2015
Return After Taxes on Distributions	28.60%	15.28%	12.11%	03/19/2015
Return After Taxes on Distributions and Sale of Fund Shares	21.98%	13.56%	10.79%	03/19/2015
G Class Return Before Taxes	34.09%	18.26%	14.65%	03/19/2015
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	38.49%	20.97%	18.01%	03/19/2015

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
American Century Quantitative Equity Funds Prospectus | NT EQUITY GROWTH FUND
NT Equity Growth Fund
Investment Objective
The fund seeks long-term capital growth.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
G
Management Fee	0.45%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.46%
Fee Waiver[1]	0.45%
Total Annual Fund Operating Expenses After Fee Waiver	0.01%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
G Class	$1	$3	$6	$13

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 189% of the average value of its portfolio.
Principal Investment Strategies
In selecting stocks for the fund, the portfolio managers use quantitative and qualitative management techniques in a multi-step process. First, the managers rank stocks, primarily large capitalization, publicly traded U.S. companies from most attractive to least attractive based on an objective set of measures, including valuation, quality, growth, and sentiment. The portfolio managers then review the output of the quantitative model and also consider other factors, such as economic events, corporate announcements, risk management, transaction costs, and liquidity, to build a portfolio that they believe will provide a balance between risk and return.
Under normal market conditions, at least 80% of the fund’s net assets will be invested in equity securities.
The portfolio managers generally sell a stock when they believe it has become less attractive relative to other opportunities, its risk characteristics outweigh its return opportunity or specific events alter its prospects.
Principal Risks
•Style Risk – If at any time the market is not favoring the fund’s quantitative investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.
•Investment Process Risk – Stocks selected by the portfolio managers using quantitative models may perform differently than expected due to the portfolio managers’ judgments regarding the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues with the construction and implementation of the models (including, for example, data problems and/or software or other implementation issues). There is no guarantee that the use of the quantitative model will result in effective investment decisions for the fund. Additionally, the commonality of portfolio holdings across quantitative investment managers may amplify losses.
•Benchmark Correlation Risk – The fund’s performance will be similar to the performance of its benchmark, the S&P 500® Index. If the fund’s benchmark goes down, it is likely that the fund’s performance will go down.
•Public Health Emergency Risk — A pandemic, caused by the infectious respiratory illness COVID-19, is causing market disruption and other economic impacts. Markets have experienced volatility, reduced liquidity, and increased trading costs. These events may continue to impact the fund and its underlying investments.
•Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
•Price Volatility Risk  – The value of the fund’s shares may fluctuate significantly in the short term.
•Redemption Risk – The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.
•Principal Loss Risk – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for G Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Calendar Year Total Returns

Highest Performance Quarter (2Q 2020): 20.65% Lowest Performance Quarter (1Q 2020): -18.78%
As of September 30, 2021, the most recent calendar quarter end, the fund’s G Class year-to-date return was 16.21%.

Average Annual Total ReturnsFor the calendar year ended December 31, 2020

Average Annual Total Returns For the calendar year ended December 31, 2020	1 year	5 years	10 years
G Class Return Before Taxes	15.44%	13.58%	12.73%
Return After Taxes on Distributions	12.01%	10.26%	9.96%
Return After Taxes on Distributions and Sale of Fund Shares	11.05%	10.26%	9.80%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	18.40%	15.20%	13.87%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
American Century Quantitative Equity Funds Prospectus | SMALL COMPANY FUND
Small Company Fund
Investment Objective
The fund seeks long-term capital growth by investing primarily in common stocks of small companies.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 12 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)
	Investor	I	A	C	R	R5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None	None	None¹	1.00%	None	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	I	A	C	R	R5
Management Fee	0.85%	0.65%	0.85%	0.85%	0.85%	0.65%
Distribution and Service (12b-1) Fees	None	None	0.25%	1.00%	0.50%	None
Other Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.86%	0.66%	1.11%	1.86%	1.36%	0.66%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$88	$275	$477	$1,061
I Class	$68	$212	$368	$823
A Class	$682	$908	$1,152	$1,849
C Class	$189	$586	$1,007	$1,982
R Class	$139	$431	$745	$1,634
R5 Class	$68	$212	$368	$823

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 142% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the fund will invest at least 80% of its net assets in stocks of smaller-capitalization U.S. companies. The portfolio managers consider small companies to be those that, at the time of investment, have a market capitalization not greater than that of the largest company in the Russell 2000® Index. Though the market-capitalization and composition of the Russell 2000® Index are subject to change, as of September 30, 2021, the market-capitalization of the largest company in the Russell 2000® Index was approximately $19.5 billion. The portfolio managers use quantitative and qualitative management techniques in a multi-step process. First, the managers rank stocks, primarily smaller U.S. companies, from most attractive to least attractive based on an objective set of measures, including valuation, quality, growth, and sentiment. The portfolio managers then review the output of the quantitative model and also consider other factors, such as economic events, corporate announcements, risk management, transaction costs, and liquidity, to build a portfolio that they believe will provide a balance between risk and return.
The fund may invest in equity securities issued by real estate investment trusts (REITs).
The portfolio managers generally sell a stock when they believe it has become less attractive relative to other opportunities, its risk characteristics outweigh its return opportunity or specific events alter its prospects.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. This may cause higher transaction costs and may affect performance. It may also result in the realization and distribution of capital gains.

Principal Risks
•Small Cap Stocks Risk – The smaller companies in which the fund invests may be more volatile and subject to greater risk than larger companies. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs.
•Style Risk – If at any time the market is not favoring the fund’s quantitative investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.
•Investment Process Risk – Stocks selected by the portfolio managers using quantitative models may perform differently than expected due to the portfolio managers’ judgments regarding the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues with the construction and implementation of the models (including, for example, data problems and/or software or other implementation issues). There is no guarantee that the use of the quantitative model will result in effective investment decisions for the fund. Additionally, the commonality of portfolio holdings across quantitative investment managers may amplify losses.
•Benchmark Correlation Risk – The fund’s performance will be similar to the performance of its benchmark, the Russell 2000® Index. If the fund’s benchmark goes down, it is likely that the fund’s performance will go down.
•Public Health Emergency Risk — A pandemic, caused by the infectious respiratory illness COVID-19, is causing market disruption and other economic impacts. Markets have experienced volatility, reduced liquidity, and increased trading costs. These events may continue to impact the fund and its underlying investments.
•Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
•Price Volatility Risk  – The value of the fund’s shares may fluctuate significantly in the short term.
•REITs Risk – Investments in REITs are subject to credit risk and interest rate risk with respect to the loans made by the REITs in which the fund invests. Credit risk is the risk that the borrower will not be able to make interest and principal payments on the loan to the REIT when they are due. Interest rate risk is the risk that a change in the prevailing interest rate will cause the value of the loan portfolio held by the REIT to rise or fall.
•Redemption Risk – The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.
•Principal Loss Risk – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (4Q 2020): 27.87% Lowest Performance Quarter (1Q 2020): -31.62%
As of September 30, 2021, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 15.15%.

Average Annual Total ReturnsFor the calendar year ended December 31, 2020

Average Annual Total Returns For the calendar year ended December 31, 2020	1 year	5 years	10 years
Investor Class Return Before Taxes	16.40%	9.25%	9.71%
Return After Taxes on Distributions	16.23%	8.31%	9.20%
Return After Taxes on Distributions and Sale of Fund Shares	9.79%	7.13%	7.91%
I Class Return Before Taxes	16.70%	9.49%	9.93%
A Class Return Before Taxes	9.45%	7.72%	8.78%
C Class[1] Return Before Taxes	15.25%	8.19%	8.79%
R Class Return Before Taxes	15.87%	8.73%	9.17%
R5 Class[2] Return Before Taxes	16.61%	9.49%	9.92%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	19.96%	13.24%	11.19%

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
American Century Quantitative Equity Funds Prospectus | UTILITIES FUND
Utilities Fund
Investment Objective
The fund seeks current income and long-term growth of capital and income. The fund invests at least 80% of its assets in equity securities of companies engaged in the utilities industry.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)
Investor
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investor
Management Fee	0.65%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.66%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$68	$212	$368	$823

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 108% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of companies engaged in the utilities industry. The fund may change this 80% policy only upon 60 days’ prior written notice to shareholders. The managers consider a company to be engaged in the utilities industry if
•the company’s securities are listed in at least one index that is made up exclusively of companies engaged in one or more of the following industries: electricity, natural gas, telecommunications services, cable television, water or sanitation services; or
•the company derives 50% or more of its revenues or net profits from the ownership or operation of facilities used to provide electricity, natural gas, telecommunications services, cable television, water or sanitation services.
The portfolio managers use quantitative and qualitative management techniques as well as risk controls to construct the fund’s portfolio. The quantitative process involves ranking stocks based on their growth and valuation characteristics. This ranking may be modified by the portfolio managers after they evaluate qualitative factors such as regulatory environment, industry conditions and company specific events. Finally, the managers use a quantitative model to build a portfolio of stocks that they believe will provide the optimal balance between risk and expected return.
The fund may also invest a portion of its assets in foreign securities and debt securities when these securities meet the portfolio managers’ standards of selection.
The portfolio managers generally sell a stock when they believe it has become less attractive relative to other opportunities, its risk characteristics outweigh its return opportunity or specific events alter its prospects.
Principal Risks
•Concentration Risk – The fund concentrates its investments in the utilities industry, which at times may be limited to a relatively small number of securities. Therefore, the fund may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. The performance of the utilities industry will depend in part on investor perception of the sector relative to other sectors. Companies in the utilities industry are subject to various industry-specific risks.
•Foreign Securities Risk – The fund may invest in foreign securities, which may be riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.
•Public Health Emergency Risk — A pandemic, caused by the infectious respiratory illness COVID-19, is causing market disruption and other economic impacts. Markets have experienced volatility, reduced liquidity, and increased trading costs. These events may continue to impact the fund and its underlying investments.
•Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
•Price Volatility Risk  – The value of the fund’s shares may fluctuate significantly in the short term.
•Principal Loss Risk  – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com. Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Calendar Year Total Returns

Highest Performance Quarter (1Q 2016): 16.65% Lowest Performance Quarter (1Q 2020): -16.95%
As of September 30, 2021, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 1.59%.

Average Annual Total ReturnsFor the calendar year ended December 31, 2020

Average Annual Total Returns For the calendar year ended December 31, 2020	1 year	5 years	10 years
Investor Class Return Before Taxes	-2.42%	7.98%	8.48%
Return After Taxes on Distributions	-4.14%	6.42%	6.89%
Return After Taxes on Distributions and Sale of Fund Shares	-0.30%	6.13%	6.66%
S&P 500® Utilities Index (reflects no deduction for fees, expenses or taxes)	0.48%	11.48%	11.26%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	18.40%	15.20%	13.87%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.